Investments	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Investments
5. Investments
The Company’s investments consisted of the following:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Investments in equity method investees	$69.7	$68.4
Other investments (1)	9.7	6.4

	$79.4	$74.8

(1)	Other investments represents equity investments without readily determinable fair values.
Equity Method Investments:
The Company has investments in various equity method investees with ownership percentages ranging from approximately 6% to 49%. These investments include:
Spyglass.
Spyglass is a global premium content company, focused on developing, producing, financing and acquiring motion pictures and television programming across all platforms for worldwide audiences.
STARZPLAY Arabia.
STARZPLAY Arabia (Playco Holdings Limited) offers a STARZ-branded online subscription video-on-demand
service in the Middle East and North Africa.
Roadside Attractions
. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films.
Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
42.
42 is a fully integrated management and production company, producing film, television and content, representing actors, writers, directors, comedians, presenters, producers, casting directors and media book rights; with offices in London and Los Angeles.
Other.
In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.

5. Investments
The Company’s investments consisted of the following:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investments in equity method investees	$68.4	$63.1
Other investments	6.4	1.6

	$74.8	$64.7

Equity Method Investments:
The Company has investments in various equity method investees with ownership percentages ranging from approximately 6% to 49%. These investments include:
Spyglass.
Spyglass is a global premium content company, focused on developing, producing, financing and acquiring motion pictures and television programming across all platforms for worldwide audiences.
STARZPLAY Arabia.
STARZPLAY Arabia (Playco Holdings Limited) offers a STARZ-branded online subscription video-on-demand
service in the Middle East and North Africa. On October 17, 2022, the Company sold a portion of its ownership interest in STARZPLAY Arabia and received net proceeds of $43.4 million and the Company recorded a gain of $43.4 million on the sale which is included in gain (loss) on investments in the Company’s combined statement of operations. Subsequent to the transaction, the Company continues to hold a minority ownership interest in STARZPLAY Arabia.
Roadside Attractions
. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films.
Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
Atom Tickets.
Atom Tickets is the
first-of-its-kind
theatrical mobile ticketing platform and app.
42.
42 is a fully integrated management and production company, producing film, television and content, representing actors, writers, directors, comedians, presenters, producers, casting directors and media book rights; with offices in London and Los Angeles.
Other.
In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.